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[WILMER CUTLER PICKERING HALE AND DORR LLP LETTERHEAD]


                                              Lia Der Marderosian

                                              60 STATE STREET
                                              BOSTON, MA 02109
                                              +1 617 526 6982
                                              +1 617 526 5000 fax
                                              lia.dermarderosian@wilmerhale.com

July 19, 2005

BY ELECTRONIC SUBMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC  20549

Re:      NxStage Medical, Inc.
         Registration Statement on Form S-1

Ladies and Gentlemen:

         Submitted herewith for filing on behalf of NxStage Medical, Inc. (the "Company") is a Registration Statement on Form S-1 relating to the registration under the Securities Act of 1933, as amended (the "Securities Act") of shares of Common Stock of the Company.

         This filing is being effected by direct transmission to the Commission's EDGAR System. On July 18, 2005, in anticipation of this filing, the Company caused the filing fee of $8,828 to be wire transferred to the Commission's account at the Mellon Bank in Pittsburgh.

         The Registration Statement relates to the Company's initial public offering of securities. It is the intent of the Company and the managing underwriters of the proposed offering to have the Registration Statement declared effective as early as possible.

         Acceleration requests may be made orally, and the Company and the managing underwriters of the proposed offering have authorized us to represent on their behalf that they are aware of their obligations under the Securities Act with respect thereto.



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July 19, 2005
Page 2

         Please contact the undersigned or Susan W. Murley at 617-526-6832 with any questions or comments you may have regarding this filing.

Very truly yours,





/s/ Lia Der Marderosian

Lia Der Marderosian